Investment in associates (Tables)	12 Months Ended
Dec. 31, 2025
Investments in associates [Abstract]
Disclosure of investment in associates equity method [Table Text Block]

2025 (Million euro)	407 ETR (48.29%)	IRB (19.86%)	Private InvIT (23.99%)	JFK (49%)	OTHER	TOTAL 2025
Balance at 12.31.24	778	315	704	1,006	220	3,023
Capital contribution	—	—	—	236	20	256
Share of profit/(loss)	217	25	(6)	4	18	258
Dividends	(452)	(2)	(5)	—	(33)	(492)
Foreign exchange differences	(90)	(50)	(108)	(128)	(9)	(385)
Derivatives	—	3	—	10	5	18
Net investment / (net disposals)	1,273	—	—	—	—	1,273
Other	(1)	—	6	—	(1)	4
Balance at 12.31.25	1,725	291	591	1,128	220	3,955

2024 (Million euro)	407 ETR (43.23%)	IRB (19.86%)	Private InvIT (23.99%)	JFK (49%)	OTHER	TOTAL 2024
Balance at 12.31.23	928	376	—	471	263	2,038
Capital contribution	—	—	710	469	13	1,192
Share of profit/(loss)	188	13	(8)	3	42	238
Dividends	(321)	(6)	(4)	—	(26)	(357)
Foreign exchange differences	(17)	16	6	54	1	60
Derivatives	—	(4)	—	9	15	20
Other	—	(80)	—	—	(88)	(168)
Balance at 12.31.24	778	315	704	1,006	220	3,023

Disclosure of balance sheet movements of associates companies [Table Text Block]

407 ETR (100%) (million CAD)	Dec. 2025	Dec. 2024	Var. 25/24
Non-current assets	4,602	4,594	8
Fixed assets in infrastructure projects	3,882	3,921	(39)
Non-current financial assets	673	611	62
Deferred taxes	47	62	(15)
Current assets	1,213	1,163	50
Short-term trade and other receivables	465	443	22
Cash and cash equivalents	748	720	28
Total assets	5,815	5,757	58
Equity	(6,890)	(6,199)	(691)
Non-current liabilities	11,962	11,309	653
Borrowings	11,383	10,716	667
Deferred taxes	579	593	(14)
Current liabilities	743	647	96
Borrowings	548	514	34
Short-term trade and other payables	195	133	62
Total liabilities	5,815	5,757	58

JFK (100%) Million USD	Dec. 2025	Dec. 2024
Non-current assets	10,413	8,330
Intangible assets	10,410	8,067
Non-current financial assets	3	180
Long-term financial derivatives at fair value	—	83
Current assets	2,587	2,510
Debtors and other short-term accounts receivable	67	275
Cash and cash equivalents	611	251
Other short-term financial assets	1,909	1,984
Total assets	13,000	10,840
Equity	2,572	1,994
Share capital	2,180	1,635
Share of profit/(loss)	49	40
Other Comprehensive Income	343	319
Non-current liabilities	9,868	8,504
Bonds and debts - infrastructure projects	5,971	4,654
Other long-term debts	3,897	3,850
Current liabilities	560	342
Creditors and other short-term accounts payables	560	342
Total liabilities	13,000	10,840

IRB (100%) Million INR	Dec. 25	Dec.24
Non-current assets	438,952	405,626
Current assets	55,198	46,158
Total assets	494,150	451,784
Equity	154,494	141,663
Non-current liabilities	300,191	273,464
Current liabilities	39,465	36,657
Total liabilities	494,150	451,784

Group's share in equity (19.86% and 24.86% post and pre-sale, respectively)	30,682	28,141
Group's share in equity (Million EUR)	291	315

IRB (100%) Million INR	Dec. 25	Dec.24
Revenue	66,460	72,806
Profit for the year (continuing operations)	12,363	5,096
Other comprehensive income	1,453	(1,440)
Total comprehensive income	13,816	3,656

Group's share in profits (19.86% and 24.86% post and pre-sale, respectively)	2,455	1,534
Group's share in profits (Million EUR)	25	13

Private InvIT (100%) Million INR	Dec.25	Dec.24	Fair Value recognized on acquisition Jun.24
Non-current assets	492,550	536,192	537,578
Current assets	67,837	15,719	13,799
Total assets	560,387	551,911	551,377
Equity attributable to shareholders	259,701	240,784	245,257
Equity	261,022	240,784	245,257
Non-current liabilities	285,844	297,474	294,852
Current liabilities	13,521	13,653	11,268
Total liabilities and equity	560,387	551,911	551,377

Group's share in equity (23.99%)	62,308	57,769	58,842
Group's share in equity (23.99%) Million EUR	591	646	652
Ganga Acquisition (Million EUR)	—	58	—
Group's share in equity including Ganga acquisition (23.99%) Million EUR	591	704	652

Private InvIT (100%) Million INR	Dec.25	Dec.24
Revenue	64,345	22,040
Profit for the year (continuing operations)	(2,539)	(3,131)
Total comprehensive income	(2,539)	(3,131)

Group's share in loss (23.99%)	(609)	(751)
Group's share in loss (23.99%) Million EUR	(6)	(8)

Disclosure of income statement movements of associates companies [Table Text Block]

407 ETR (100%) (million CAD)	Dec. 25	Dec. 24	Dec.23
Operating income	2,009	1,705	1,495
Operating expenses	(322)	(228)	(212)
Fixed asset depreciation	(110)	(106)	(97)
Operating profit/(loss)	1,577	1,372	1,187
Net financial income/(expense)	(472)	(429)	(412)
Profit/(loss) before tax	1,105	942	775
Corporate income tax	(294)	(250)	(208)
Net profit/(loss)	811	692	567
Profit/(loss) attributable to Ferrovial (million CAD)	351	299	245
Intangible asset amortization adjustment (CAD million)	(35)	(21)	(21)
Adjusted net profit/(loss) attributable to Ferrovial (million CAD)	316	278	225
Adjusted net profit/(loss) attributable to Ferrovial (million Euro)	213	188	154

Disclosure of other associates companies [Table Text Block]

Million euro	2025	2024
Madrid Calle 30 and Empresa Mant. y Explotación M30	1	22
Riverlinx Limited – Silvertown Tunnel	60	65
Netflow OSARS (Western)	34	38
Ruta del Cacao	34	27
Sociedad Concesionaria Anillo Vial	29	14
Zero Bypass	21	13
FMM Company LLC	15	18
Nexus Infr. Unit Trust	9	10
Other	17	13
TOTAL	220	220